Scope of Consolidation, Subsidiaries and Other Equity Investments	12 Months Ended
Dec. 31, 2022
Scope of Consolidation, Subsidiaries and Other Equity Investments
Scope of Consolidation, Subsidiaries and Other Equity Investments

(G.9) Scope of Consolidation; Subsidiaries and Other Equity Investments

Entities Consolidated in the Financial Statements

Total
12/31/2020	269
Additions	39
Disposals	-18
12/31/2021	290
Additions	26
Disposals	-28
12/31/2022	288

The additions relate to legal entities added in connection with acquisitions and foundations. The disposals are mainly due to mergers, and liquidations of legal entities.

Subsidiaries[1]

Major Subsidiaries

Name and Location of Company	Owner-ship	Total Revenue	Profit/Loss (–)	Total Equity as	Number of	Foot-note
		in 2022[2]	After Tax for	at 12/31/2022[2]	Employees as
			2022[2]		at 12/31/2022[3]
	%	€ thousands	€ thousands	€ thousands
Ariba Technologies India Private Limited, Bengaluru, India	100	104,281	18,076	41,087	1,308
Ariba, Inc., Palo Alto, CA, United States	100	1,457,046	543,678	6,147,376	1,647
Concur Technologies, Inc., Bellevue, WA, United States	100	2,036,964	329,150	8,702,490	3,368
Qualtrics, LLC, Wilmington, DE, United States	100	1,389,345	-1,279,289	8,276,577	3,920
SAP (China) Co., Ltd., Shanghai, China	100	1,315,556	78,398	-115,740	6,485	18
SAP (Schweiz) AG, Biel, Switzerland	100	1,220,424	121,350	240,769	860
SAP (UK) Limited, Feltham, United Kingdom	100	1,326,666	109,566	174,850	1,721
SAP America, Inc., Newtown Square, PA, United States	100	7,679,678	-49,123	20,620,854	9,275
SAP Argentina S.A., Buenos Aires, Argentina	100	211,896	20,369	54,086	1,115	18
SAP Asia Pte. Ltd., Singapore, Singapore	100	658,218	18,237	16,758	1,109	18
SAP Australia Pty Ltd, Sydney, Australia	100	854,197	64,877	114,663	1,317
SAP Brasil Ltda., São Paulo, Brazil	100	680,482	10,379	67,004	2,532	18
SAP Canada Inc., Toronto, Canada	100	1,143,722	61,871	701,953	3,106
SAP Deutschland SE & Co. KG, Walldorf, Germany	100	5,213,029	792,021	1,724,802	4,915	9
SAP España - Sistemas, Aplicaciones y Productos en la Informática, S.A., Madrid, Spain	100	555,000	16,247	207,794	912
SAP France S.A., Levallois-Perret, France	100	1,095,975	271,450	1,982,374	1,562
SAP Hungary Rendszerek, Alkalmazások és Termékek az Adatfeldolgozásban Informatikai Kft., Budapest, Hungary	100	149,269	3,350	26,803	1,317
SAP India Private Limited, Bengaluru, India	100	752,754	105,449	439,985	2,279
SAP Industries, Inc., Newtown Square, PA, United States	100	589,487	122,241	1,316,745	256
SAP Italia Sistemi Applicazioni Prodotti in Data Processing S.p.A., Vimercate, Italy	100	643,856	30,780	147,910	792
SAP Japan Co., Ltd., Tokyo, Japan	100	1,186,733	103,861	407,789	1,424
SAP Labs Bulgaria EOOD, Sofia, Bulgaria	100	97,599	4,192	25,753	1,249
SAP Labs India Private Limited, Bengaluru, India	100	807,222	77,473	285,829	10,406
SAP Labs, LLC, Palo Alto, CA, United States	100	628,751	86,076	758,813	1,871
SAP México S.A. de C.V., Mexico City, Mexico	100	517,905	-7,337	119,388	1,060
SAP National Security Services, Inc., Newtown Square, PA, United States	100	1,148,035	225,370	554,346	592
SAP Nederland B.V., 's-Hertogenbosch, the Netherlands	100	749,366	384,264	827,982	693	13
SAP Service and Support Centre (Ireland) Limited, Dublin, Ireland	100	273,401	43,567	68,008	1,706
SAP Services s.r.o., Prague, Czech Republic	100	100,727	1,264	17,933	1,280
SuccessFactors, Inc., Newtown Square, PA, United States	100	817,875	322,698	5,416,686	767

Other Subsidiaries[4]

Name and Location of Company	Ownership	Footnote
	%
"SAP Kazakhstan" LLP, Almaty, Kazakhstan	100
110405, Inc., Newtown Square, PA, United States	100
Abakus Ukraine Limited Liability Company, Kyiv, Ukraine	100
Ambin Properties Proprietary Limited, Johannesburg, South Africa	100	18
Apex Expert Solutions LLC, Chantilly, VA, United States	100
AppGyver Inc., Indianapolis, IN, United States	100
AppGyver Oy., Espoo, Finland	100
Ariba Czech s.r.o., Prague, Czech Republic	100
Ariba India Private Limited, Gurugram, India	100
Ariba International Holdings, Inc., Wilmington, DE, United States	100
Ariba International Singapore Pte. Ltd., Singapore, Singapore	100
Ariba International, Inc., Wilmington, DE, United States	100
Ariba Slovak Republic, s.r.o., Košice, Slovakia	100
Ariba Software Technology Services (Shanghai) Co., Ltd., Shanghai, China	100
Ariba Technologies Netherlands B.V., 's-Hertogenbosch, the Netherlands	100	13
Baiza Capital LLC, Newark, NJ, United States	0	5, 8
Baiza Capital S.A., Luxembourg, Luxembourg	0	5, 8
Business Objects Holding B.V., 's-Hertogenbosch, the Netherlands	100	13
Business Objects Option, LLC, Wilmington, DE, United States	100
Business Objects Software Limited (Trading as SAP Solutions), Dublin, Ireland	100
Callidus Software Inc., San Ramon, CA, United States	100
Callidus Software Pty. Ltd., Sydney, Australia	100
CallidusCloud (India) Private Limited, Hyderabad, India	100
Christie Partners Holding C.V., 's-Hertogenbosch, the Netherlands	100
Clarabridge Netherlands B.V., Amsterdam, the Netherlands	100
Clarabridge UK Ltd, London, United Kingdom	100
Clarabridge, Inc., Reston, VA, United States	100
ClearTrip Inc. (Mauritius), Ebene, Mauritius	100
ClearTrip Inc., George Town, Cayman Islands	57

Name and Location of Company	Ownership	Footnote
	%
CNQR Operations Mexico S. de. R.L. de. C.V., Mexico City, Mexico	100
Concur (Canada), Inc., Toronto, Canada	100
Concur (Czech) s.r.o., Prague, Czech Republic	100
Concur (France) S.A.S., Levallois-Perret, France	100
Concur (Germany) GmbH, Frankfurt am Main, Germany	100	10, 11
Concur (Japan) Ltd., Tokyo, Japan	97
Concur (New Zealand) Limited, Wellington, New Zealand	100	16
Concur (Philippines) Inc., Makati City, Philippines	100
Concur (Switzerland) GmbH, Zurich, Switzerland	100	15
Concur Holdings (France) S.A.S., Levallois-Perret, France	100
Concur Holdings (Netherlands) B.V., 's-Hertogenbosch, the Netherlands	100	13
Concur Technologies (Australia) Pty. Limited, Sydney, Australia	100
Concur Technologies (Hong Kong) Limited, Hong Kong, China	100
Concur Technologies (India) Private Limited, Bengaluru, India	100
Concur Technologies (Singapore) Pte. Ltd., Singapore, Singapore	100	18
Concur Technologies (UK) Limited, Feltham, United Kingdom	100
ConTgo Consulting Limited, Feltham, United Kingdom	100	18
ConTgo Limited, Feltham, United Kingdom	100	12
Crystal Decisions (UK) Limited, Feltham, United Kingdom	100	12
Delighted, LLC, Wilmington, DE, United States	100
Delos Cloud GmbH, Schönefeld, Germany	100	5
Emarsys Beijing Limited, Beijing, China	100
Emarsys eMarketing Systems GmbH, Vienna, Austria	100
Emarsys İletişim Sistemleri Tic. Ltd Şti., Istanbul, Turkey	100
Emarsys Interactive Services GmbH, Berlin, Germany	100
Emarsys Limited, Hong Kong, China	100
Emarsys North America, Inc., Indianapolis, IN, United States	100
Emarsys Pte. Ltd., Singapore, Singapore	100
Emarsys Pty Ltd, Sydney, Australia	100
Emarsys S.A.S., Levallois-Perret, France	100
Emarsys Schweiz GmbH, Zurich, Switzerland	100
Emarsys UK Ltd, London, United Kingdom	100
EMARSYS-Technologies Informatikai Szolgáltató Kft., Budapest, Hungary	100
Engagor N.V., Ghent, Belgium	100
Engagor, Inc., Wilmington, DE, United States	100
ESS Cubed Procurement Proprietary Limited, Johannesburg, South Africa	100
Extended Systems, Inc., San Ramon, CA, United States	100

Name and Location of Company	Ownership	Footnote
	%
Financial Fusion, Inc., San Ramon, CA, United States	100
Flyin Travel and Tourism Private Limited, Hyderabad, India	100
FreeMarkets Ltda., São Paulo, Brazil	100
Hipmunk, Inc., San Francisco, CA, United States	100
hybris (U.S.) Corporation, Wilmington, DE, United States	100
hybris GmbH, Munich, Germany	100	10, 11
INNAAS s.r.l., Rome, Italy	100	5
Inxight Federal Systems Group, Inc., Wilmington, DE, United States	100
IP Asset Holdings, LLC, Provo, UT, United States	100
LeadFormix, Inc., San Ramon, CA, United States	100
LLC "Emarsys", Moscow, Russia	100
LLC “SAP Labs“, Moscow, Russia	100
LLC “SAP Ukraine”, Kyiv, Ukraine	100	18
Loyalsys GmbH, Vienna, Austria	100
Loyalsys Technologies Israel Ltd., Tel Aviv, Israel	100
Market Metrix Iberia S.L., Barcelona, Spain	100
Market Metrix Singapore Pte. Ltd., Singapore, Singapore	100
Market Metrix, A Clarabridge Company, LLC, Wilmington, DE, United States	100
New Debden Merger Sub II LLC, Wilmington, DE, United States	100
Nihon Ariba K.K., Tokyo, Japan	100
Outerjoin, Inc., San Ramon, CA, United States	100
OutlookSoft Deutschland GmbH, Walldorf, Germany	100	10, 11
Plat.One Lab S.r.l., Genoa, Italy	100
PT SAP Indonesia, Jakarta, Indonesia	99
QAL Technologies Pty Ltd, Sydney, Australia	100
QCL Technologies Holdings, LLC, Wilmington, DE, United States	100	5
QCL Technologies ULC, Toronto, Canada	100
QDL Technologies GmbH, Munich, Germany	100
QFL Technologies S.A.R.L., Paris, France	100
QIL Technologies Limited, Dublin, Ireland	100
QPL Technologies sp. z o.o., Kraków, Poland	100
QSL Technologies Pte. Ltd., Singapore, Singapore	100
Quadrem Africa Pty. Ltd., Johannesburg, South Africa	100
Quadrem Brazil Ltda., Rio de Janeiro, Brazil	100
Quadrem Chile Ltda., Santiago de Chile, Chile	100
Quadrem International Ltd., Hamilton, Bermuda	100

Name and Location of Company	Ownership	Footnote
	%
Quadrem Netherlands B.V., 's-Hertogenbosch, the Netherlands	100	13
Quadrem Overseas Cooperatief U.A., 's-Hertogenbosch, the Netherlands	100
Quadrem Peru S.A.C., Lima, Peru	100
Qualtrics Colombia S.A.S., Bogotá, D.C., Colombia	100	5
Qualtrics de Argentina S.R.L., Buenos Aires, Argentina	100	5
Qualtrics Holdings I, LLC, Wilmington, DE, United States	100	5
Qualtrics Holdings II, LLC, Wilmington, DE, United States	100	5
Qualtrics Holdings Inc., Wilmington, DE, United States	100
Qualtrics Hong Kong Limited, Hong Kong, China	100
Qualtrics India Private Limited, Mumbai, India	100
Qualtrics International Inc., Wilmington, DE, United States	71	19
Qualtrics Ireland Limited, Dublin, Ireland	100
Qualtrics Japan LLC, Tokyo, Japan	100
Qualtrics Korea, LLC, Seoul, South Korea	100
Qualtrics Mexico, S. DE R.L. DE C.V., Mexico City, Mexico	100
Qualtrics Middle East FZ-LLC, Dubai, United Arab Emirates	100	5
Qualtrics Netherlands B.V., Amsterdam, the Netherlands	100
Qualtrics Provo HQ, LLC, Wilmington, DE, United States	100
Qualtrics Sweden AB, Stockholm, Sweden	100
Qualtrics Switzerland AG, Zurich, Switzerland	100
Qualtrics Technologies Brasil Ltda., São Paulo, Brazil	100
Qualtrics Technologies Spain, S.L.U., Madrid, Spain	100
QUL Technologies Limited, London, United Kingdom	100
SAP (Beijing) Software System Co., Ltd., Beijing, China	100
SAP (China) Holding Co., Ltd., Beijing, China	100
SAP Andina y del Caribe C.A., Caracas, Venezuela	100	18
SAP AZ LLC, Baku, Azerbaijan	100
SAP Belgium – Systems, Applications and Products S.A., Brussels, Belgium	100
SAP Beteiligungs GmbH, Walldorf, Germany	100
SAP Bulgaria EOOD, Sofia, Bulgaria	100
SAP Business Services Center Nederland B.V., ‘s-Hertogenbosch, the Netherlands	100	13
SAP Chile Limitada, Santiago de Chile, Chile	100	18
SAP CIS, LLC, Moscow, Russia	100
SAP Colombia S.A.S., Bogotá, D.C., Colombia	100	18
SAP Costa Rica, S.A., San José, Costa Rica	100	18
SAP ČR, spol. s r.o., Prague, Czech Republic	100
SAP Cyprus Limited, Nicosia, Cyprus	100
SAP d.o.o., Zagreb, Croatia	100	18
SAP Danmark A/S, Copenhagen, Denmark	100
SAP Dritte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP East Africa Limited, Nairobi, Kenya	100	18
SAP Egypt LLC, Cairo, Egypt	100	18
SAP EMEA Inside Sales S.L., Madrid, Spain	100

Name and Location of Company	Ownership	Footnote
	%
SAP Erste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Estonia OÜ, Tallinn, Estonia	100
SAP Financial, Inc., Toronto, Canada	100
SAP Finland Oy, Espoo, Finland	100
SAP Foreign Holdings GmbH, Walldorf, Germany	100
SAP France Holding S.A., Levallois-Perret, France	100
SAP Global Marketing, Inc., New York, NY, United States	100
SAP Hellas Single Member S.A., Athens, Greece	100
SAP Hong Kong Co., Ltd., Hong Kong, China	100	18
SAP Hosting Beteiligungs GmbH, St. Leon-Rot, Germany	100	10, 11
SAP India (Holding) Pte. Ltd., Singapore, Singapore	100
SAP International Panama, S.A., Panama City, Panama	100
SAP International, Inc., Miami, FL, United States	100
SAP Investments, Inc., Wilmington, DE, United States	100
SAP Ireland Limited, Dublin, Ireland	100	14
SAP Ireland US - Financial Services Designated Activity Company, Dublin, Ireland	100
SAP Israel Ltd., Ra’anana, Israel	100	18
SAP Korea Ltd., Seoul, South Korea	100
SAP Labs France S.A.S., Mougins, France	100
SAP Labs Israel Ltd., Ra’anana, Israel	100
SAP Labs Korea, Inc., Seoul, South Korea	100
SAP Latvia SIA, Riga, Latvia	100
SAP Malaysia Sdn. Bhd., Kuala Lumpur, Malaysia	100

Name and Location of Company	Ownership	Footnote
	%
SAP Middle East and North Africa L.L.C., Dubai, United Arab Emirates	49	6, 18
SAP Middle East FZ-LLC, Dubai, United Arab Emirates	100	18
SAP Nederland Holding B.V.,‘s-Hertogenbosch, the Netherlands	100	13
SAP New Zealand Limited, Auckland, New Zealand	100
SAP Norge AS, Oslo, Norway	100
SAP North West Africa Ltd, Casablanca, Morocco	100
SAP Österreich GmbH, Vienna, Austria	100
SAP Perú S.A.C., Lima, Peru	100	18
SAP Philippines, Inc., Taguig City, Philippines	100	18
SAP Polska Sp. z o.o., Warsaw, Poland	100
SAP Portals Europe GmbH, Walldorf, Germany	100
SAP Portals Holding Beteiligungs GmbH, Walldorf, Germany	100
SAP Portals Israel Ltd., Ra’anana, Israel	100
SAP Portugal – Sistemas, Aplicações e Produtos Informáticos, Sociedade Unipessoal, Lda., Porto Salvo, Portugal	100
SAP Projektverwaltungs- und Beteiligungs GmbH, Walldorf, Germany	100
SAP Public Services, Inc., Washington, DC, United States	100
SAP Puerto Rico GmbH, Walldorf, Germany	100	10, 11, 18
SAP Retail Solutions Beteiligungsgesellschaft GmbH, Walldorf, Germany	100
SAP Romania SRL, Bucharest, Romania	100
SAP Saudi Arabia Software Services Ltd, Riyadh, Kingdom of Saudi Arabia	100
SAP Saudi Arabia Software Trading Ltd, Riyadh, Kingdom of Saudi Arabia	75	18

Name and Location of Company	Ownership	Footnote
	%
SAP Sechste Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP Siebte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP sistemi, aplikacije in produkti za obdelavo podatkov d.o.o., Ljubljana, Slovenia	100
SAP Slovensko s.r.o., Bratislava, Slovakia	100
SAP Software and Services LLC, Doha, Qatar	49	6, 18
SAP Svenska Aktiebolag, Stockholm, Sweden	100
SAP System Application and Products Asia Myanmar Limited, Yangon, Myanmar	100
SAP Systems, Applications and Products in Data Processing (Thailand) Ltd., Bangkok, Thailand	100
SAP Taiwan Co., Ltd., Taipei, Taiwan	100
SAP Technologies Inc., Palo Alto, CA, United States	100
SAP Training and Development Institute FZCO, Dubai, United Arab Emirates	100	18
SAP Türkiye Yazilim Üretim ve Ticaret A.Ş., Istanbul, Turkey	100
SAP UAB, Vilnius, Lithuania	100
SAP Ventures Investment GmbH, Walldorf, Germany	100	10, 11
SAP Vierte Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100
SAP Vietnam Company Limited, Ho Chi Minh City, Vietnam	100
SAP West Balkans d.o.o., Belgrade, Serbia	100
SAP Zweite Beteiligungs- und Vermögensverwaltungs GmbH, Walldorf, Germany	100	10, 11
SAP.io Fund, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments II Holdings, LLC, Austin, TX, United States	100	7
Sapphire Fund Investments II, L.P., Austin, TX, United States	0	7
Sapphire Fund Investments III Holdings, LLC, Austin, TX, United States	100	5, 7
Sapphire Fund Investments III, L.P., Austin, TX, United States	0	7
Sapphire SAP HANA Fund of Funds, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund I, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund II, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund III, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund IV, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund V, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VI, L.P., Austin, TX, United States	0	7
Sapphire Ventures Fund VII-A, L.P., Austin, TX, United States	0	5, 7
SAPV (Mauritius), Ebene, Mauritius	100	7
Shanghai SAP Cloud Technology Company, Ltd., Shanghai, China	70	5
Signavio ANZ Pty Ltd, Melbourne, Australia	100
Signavio Pte. Ltd., Singapore, Singapore	100
Signavio UK Ltd, Birmingham, United Kingdom	100	12
Signavio, Inc., Newtown Square, PA, United States	100
Statwing, LLC, Wilmington, DE,United States	100
SuccessFactors (Philippines), Inc., Pasig City, Philippines	100	18

Name and Location of Company	Ownership	Footnote
	%
SuccessFactors Cayman, Ltd., Grand Cayman, Cayman Islands	100
SurveyVitals A Qualtrics Company, LLC, Wilmington, DE, United States	100
Sybase Angola, LDA, Luanda, Angola	100	17
Sybase Iberia, S.L., Madrid, Spain	100
Sybase International Holdings Corporation, LLC, San Ramon, CA, United States	100
Sybase, Inc., San Ramon, CA, United States	100
Systems Applications Products (Africa Region) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (Africa) Proprietary Limited, Johannesburg, South Africa	100
Systems Applications Products (South Africa) Proprietary Limited, Johannesburg, South Africa	81	18
Systems Applications Products Nigeria Limited, Victoria Island, Nigeria	100	18
Taulia (Shanghai) Smart Technology Co. Ltd., Shanghai, China	100	5
Taulia Australia Pty. Ltd., Sydney, Australia	100	5
Taulia Bulgaria EOOD, Sofia, Bulgaria	100	5
Taulia GmbH, Düsseldorf, Germany	100	5
Taulia LLC, San Francisco, CA, United States	96	5
Taulia Singapore Pte. Ltd., Singapore, Singapore	100	5
Taulia Trade Technology GmbH, Düsseldorf, Germany	100	5
Taulia UK Ltd., London, United Kingdom	100	5
Technology Management Associates Inc., Chantilly, VA, United States	100
Temkin Group, LLC, Wilmington, DE, United States	100
TM Property Holdings, LLC, Wilmington, DE, United States	100
TomorrowNow, Inc., Bryan, TX, United States	100
TRX Europe Limited, Feltham, United Kingdom	100
TRX Technologies India Private Limited, Bengaluru, India	100
TRX UK Limited, Feltham, United Kingdom	100	12
TRX, Inc., Bellevue, WA, United States	100
Usermind d.o.o Beograd, Belgrade, Serbia	100
Usermind International, LLC, Provo, UT, United States	100
Usermind, LLC, Provo, UT, United States	100
Volume Integration, Inc., Reston, VA, United States	100

[1] For the classification of the subsidiaries, the following figures are considered: revenues, profit/loss after tax, total equity and number of employees.

[2] These figures are based on our local IFRS financial statements prior to eliminations resulting from consolidation and therefore do not reflect the contribution of these companies included in the Consolidated Financial Statements. The translation of the equity into Group currency is based on period-end closing exchange rates, and on average exchange rates for revenue and net income/loss.

3 As at December 31, 2022, including managing directors, in FTE.

[4] Figures for profit/loss after tax and total equity pursuant to HGB, section 285 and section 313 are not disclosed if they are of minor significance for a fair presentation of the profitability, liquidity, capital resources, and financial position of SAP SE, pursuant to HGB, section 313 (2) sentence 3 no. 4 and section 286 (3) sentence 1 no. 1.

[5] Consolidated for the first time in 2022.

[6] Agreements with the other shareholders provide that SAP SE fully controls the entity.

[7] Structured entity belonging to SAP SE. The results of operations of these entities are included in SAP’s consolidated financial statements in accordance with IFRS 10 (Consolidated Financial Statements).

8 In accordance with IFRS 10, the structured entity does not include the receivables and liabilities resulting from the supply chain financing (SCF) activities.

[9] Entity whose personally liable partner is SAP SE.

[10] Entity with (profit and) loss transfer agreement.

[11] Pursuant to HGB, section 264 (3) or section 264b, the subsidiary is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare notes to the financial statements and a review of operations, the requirement of independent audit, and the requirement of public disclosure.

[12] Pursuant to section 480 of the UK Companies Act 2006, the entity is exempt from having its financial statements audited on the grounds that the entity is entitled to the benefits from a dormant entity exemption in respect of its financial year ended December 31, 2022.

[13] Pursuant to article 2:403 of the Dutch Civil Code, the entity is exempt from applying certain legal requirements to their statutory stand-alone financial statements including the requirement to prepare the financial statements, the requirement of independent audit, and the requirement of public disclosure, on the basis that SAP SE has provided a guarantee of the entity's liabilities in respect of its financial year ended December 31, 2022, or in respect of its financial year ended September 30, 2022, respectively.

[14] Pursuant to Irish Companies Act 2014, chapter 16 of Part 6, section 365, the entity is exempt from having its financial statements audited on the grounds that the entity is entitled to the benefits from a dormant entity exemption in respect of its financial year ended December 31, 2022.

[15] Pursuant to article 727a, paragraph 2 of the Swiss Code of Obligations, the entity is exempt from having its financial statements audited in respect of its financial year ended December 31, 2022, or in respect of its financial year ended September 30, 2022, respectively.

[16] Pursuant to section 211 (3) of the New Zealand Companies Act 1993 and section 45 (2) of the Financial Reporting Act 2013, the entity had approved exclusions and is not required to lodge audited financial statements in respect of its financial year ended September 30, 2022.

[17] Pursuant to Angola Tax Law and Presidential Decree no. 147/13 of October 1, 2013, the entity does not qualify as being a Large Taxpayer and therefore is exempt from having its financial statements audited in respect of its financial year ended December 31, 2022.

[18] Entity with support letter issued by SAP SE.

[19] Share of voting rights is 96%.

Other Equity Investments

Name and Location of Company	Ownership
%
Joint Arrangements and Investments in Associates
China DataCom Corporation Limited, Guangzhou, China	28
Procurement Negócios Eletrônicos S/A, Rio de Janeiro, Brazil	17
SAP Fioneer GmbH, Walldorf, Germany	20

Name and Location of Company
Equity Investments with Ownership of at Least 5%
47th Street Partners I, L.P., Menlo Park, CA, United States
83North IV, L.P., Hertzalia, Israel
Adverity GmbH, Vienna, Austria
Alation, Inc., Redwood City, CA, United States
Alchemist Accelerator Fund I LLC, San Francisco, CA, United States
Aleph-Bigg SPV, L.P., Grand Cayman, Cayman Islands
All Tax Platform - Solucoes Tributarias S.A., São Paulo, Brazil
Amplify Partners, L.P., Menlo Park, CA, United States
Amplify Partners II L.P., Menlo Park, CA, United States
Amplify Partners III, L.P., Menlo Park, CA, United States
Amplify Partners IV, L.P., Menlo Park, CA, United States
Amplify Partners Select Fund IV, L.P., Menlo Park, CA, United States
BGS Holdings, Inc., Austin, TX, United States
Bitonic Technology Labs, Inc., Karnataka, India
Blue Yard Capital 1 Alternative GmbH & Co. KG, Berlin, Germany
Blue Yard Capital I GmbH & Co. KG, Berlin, Germany
Blue Yard Crytpo 1, L.P., Hot Springs Village, AR, United States
Boldstart Ventures V, L.P., New York, NY, United States
Boldstart Ventures VI, L.P., New York, NY, United States
Brightfield Holdings, Inc., New York, NY, United States
BY Capital 2 GmbH & Co. KG, Berlin, Germany
Canvas Ventures 3, L.P., Portola Valley, CA, United States
Catchpoint Systems, Inc., New York, NY, United States
CDQ AG, St. Gallen, Switzerland
Chalfen Ventures Fund I L.P., St Heiler, Jersey, Channel Islands
Chalfen Ventures Fund II L.P., St Helier, Jersey, Channel Islands
Chalfen Ventures Fund III L.P., St Helier, Jersey, Channel Islands
CircleCI, Inc., San Francisco, CA, United States
Clari, Inc., Sunnyvale, CA, United States
ComponentLab, Inc., Seattle, WA, United States
Contentful Global, Inc., Berlin, Germany
Costanoa Venture Capital II L.P., Palo Alto, CA, United States
Costanoa Venture Capital III L.P., Palo Alto, CA, United States
Costanoa Venture Capital QZ, LLC, Palo Alto, CA, United States
Creandum SPV TR (D) AB, Stockholm, Sweden
Culture Amp, Inc., San Francisco, CA, United States
Cypress.io, Inc., Atlanta, GA, United States
Data Collective II L.P., Palo Alto, CA, United States
Data Collective III L.P., Palo Alto, CA, United States
Data Collective IV, L.P., Palo Alto , CA, United States
Digital Hub Rhein-Neckar GmbH, Ludwigshafen, Germany
Dremio Corporation, Santa Clara, CA, United States
FeedZai S.A., Lisbon, Portugal
Felix Capital Fund III, London, United Kingdom
Felix Ventures II, L.P., London, United Kingdom
Finco Services, Inc. (dba Current), New York, NY, United States
Follow Analytics, Inc., San Francisco, CA, United States
GitGuardian SAS, Paris, France
Gorgias, Inc., San Francisco, CA, United States
Haystack Ventures V, L.P., Mill Valley, CA, United States
Haystack Ventures VI, L.P., Mill Valley, CA, United States
IDG Ventures USA III, L.P., San Francisco, CA, United States
IEX Group, Inc., New York, NY, United States
InfluxData, Inc., San Francisco, CA, United States
Initialized CBH SPV LLC, Walnut, CA, United States
InnovationLab GmbH, Heidelberg, Germany
innoWerft Technologie- und Gründerzentrum Walldorf Stiftung GmbH, Walldorf, Germany
Involve.ai, Inc., Santa Monica, CA, United States
JupiterOne, Inc., Morrisville, NC, United States
Kaltura, Inc., New York, NY, United States
LeanData, Inc., Sunnyvale, CA, United States
LGVP F I LLC, Dover, DE, United States
Local Globe VII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe VIII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe X, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe XI, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe XII, L.P., St. Peter Port, Guernsey, Channel Islands
Local Globe Opportunity Fund, L.P., St. Peter Port, Guernsey, Channel Islands
Mango Capital 2018, L.P., Los Altos, CA, United States
Mango Capital 2020, L.P., Los Altos, CA, United States
Mango Capital 2022, L.P., Los Altos, CA, United States
Matillion Ltd., Altrincham, United Kingdom
Medable Inc., Palo Alto, CA, United States
MVP Strategic Partnership Fund GmbH & Co. KG, Munich, Germany
Notation Capital II CIRC, LLC, Brooklyn, NY, United States
Notation Capital, L.P., Brooklyn, NY, United States
Notation Capital II, L.P., Brooklyn, NY, United States
Notation Capital III, L.P., Brooklyn, NY, United States
NOTATION I SPV SV OCT 2020, LLC, Brooklyn, NY, United States
OpenX Software Limited, Pasadena, CA, United States
OpsRamp, Inc., San Jose, CA, United States
Paper Education Company, Inc., Montreal, Canada
Pendo.io, Inc., Raleigh, NC, United States
PivotNorth Early Fund I, L.P., Atherton, CA, United States
Point Nine Annex GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund II GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund III GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund IV GmbH & Co. KG, Berlin, Germany
Point Nine Capital Fund V GmbH & Co. KG, Berlin, Germany
Project 44, Inc., Chicago, IL, United States
PubNub, Inc., San Francisco, CA, United States
Qualified.com, Inc., San Francisco, CA, United States
Reltio, Inc., Redwood Shores, CA, United States
Restream, Inc., Austin, TX, United States
Ridge Ventures IV, L.P., San Francisco, CA, United States
Ridge Ventures V, L.P., San Francisco, CA, United States
SafeGraph, Inc., Denver, CO, United States
Sapphire Sport, L.P., Austin, TX, United States
Sapphire Sport Parallel Fund, L.P., Austin, TX, United States
Sapphire Sport Parallel Fund II, L.P., Austin, TX, United States
Side, Inc., San Francisco, CA, United States
Smart City Planning, Inc., Tokyo, Japan
Splashtop, Inc., San Jose, CA, United States
Spring Mobile Solutions, Inc., Salt Lake City, UT, United States
StackHawk, Inc., Denver, CO, United States
Storm Ventures V, L.P., Menlo Park, CA, United States
Sun Basket, Inc., San Francisco, CA, United States
SV Angel IV, L.P., San Francisco, CA, United States
Tetrate.io, Inc., Milpitas, CA, United States
The SaaStr Fund, L.P., Palo Alto, CA, United States
The SaaStr Fund II, L.P., Palo Alto, CA, United States
Third Kind Venture Capital II, L.P., New York, NY, United States
Third Kind Venture Capital III, L.P., New York, NY, United States
Tribe Capital LLC Series 3, Redwood City, CA, United States
Tribe Capital LLC Series 8, Redwood City, CA, United States
UJET, Inc., San Francisco, CA, United States
Unmind Ltd., London, United Kingdom
Upfront V, L.P., Santa Monica, CA, United States
Uptycs, Inc., Waltham, MA, United States
VerbIT, Inc., New York, NY, United States
Vistex, Inc., Hoffman Estates, IL, United States
Walkabout Ventures Fund II L.P., Los Angeles, CA, United States
Yapily Ltd., London, United Kingdom
Zesty Tech Ltd., Ramat Gan, Israel